iShares
®
Core Growth Allocation ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  34 .7%
iShares Core S&P 500 ETF .................. 1,410,646 $ 589,170,408
iShares Core S&P Mid-Cap ETF ............... 146,463 36,352,117
iShares Core S&P Small-Cap ETF ............. 163,213 15,342,022
640,864,547
a
Domestic Fixed Income  —  34 .0%
iShares Core Total USD Bond Market ETF ........ 13,582,174 628,175,548
a
International Equity  —  25 .2%
iShares Core MSCI Emerging Markets ETF ....... 2,423,833 117,749,807
iShares Core MSCI International Developed Markets
ETF ................................ 5,577,721 346,711,137
464,460,944
a
Security Shares Value
a
International Fixed Income  —  6 .0%
iShares Core International Aggregate Bond ETF .... 2,257,628 $ 110,939,840
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,924,121,174 ) ............................... 1,844,440,879
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(a) (b)
............................ 3,347,047 3,347,047
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,347,047 ) .................................. 3,347,047
Total Investments — 100.1%
(Cost: $ 1,927,468,221 ) ............................... 1,847,787,926
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,807,378)
Net Assets — 100.0% ................................. $ 1,845,980,548
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 161,535,851  $ —  $ (161,489,569)
(b)
$ (13,983) $ (32,299) $ —  —  $ 55,584
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,239,395  1,107,652
(b)
—  —  —  3,347,047  3,347,047  108,463  1
iShares Core
International
Aggregate Bond
ETF ....... 122,727,366  81,666,731  (87,623,237) (2,240,725) (3,590,295) 110,939,840  2,257,628  3,294,985  —
iShares Core
MSCI Emerging
Markets ETF . 118,447,766  101,474,408  (108,734,643) 4,166,505  2,395,771  117,749,807  2,423,833  2,453,899  —
iShares Core MSCI
International
Developed
Markets ETF . 349,475,537  236,721,482  (289,333,078) 14,977,923  34,869,273  346,711,137  5,577,721  2,789,048  —
iShares Core S&P
500 ETF .... 639,637,549  386,153,199  (447,892,279) 82,656,738  (71,384,799) 589,170,408  1,410,646  8,739,948  —
iShares Core S&P
Mid-Cap ETF . 39,037,180  25,440,771  (28,642,726) 5,915,910  (5,399,018) 36,352,117  146,463  572,647  —
iShares Core S&P
Small-Cap ETF 17,043,551  11,187,637  (11,991,069) 2,500,772  (3,398,869) 15,342,022  163,213  217,515  —
iShares Core
Total USD Bond
Market ETF .. 694,941,787  440,380,252  (487,870,821) (1,274,948) (18,000,722) 628,175,548  13,582,174  15,175,815  —
$ 106,688,192  $ (64,540,958)
$ 1,847,787,926
$ 33,407,904  $ 1

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
Core Growth Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,844,440,879 $ — $ — $ 1,844,440,879
Short-Term Securities
Money Market Funds ...................................... 3,347,047 — — 3,347,047
$ 1,847,787,926 $ — $ — $ 1,847,787,926